UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $108,662 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENT MEDIA CORP              COM SER A        043632108     9340   364848 SH       SOLE                   364848
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     4667   410478 SH       SOLE                   410478
BROOKDALE SR LIVING INC        COM              112463104     1813   100000 SH       SOLE                   100000
CAMBREX CORP                   COM              132011107      511    81182 SH       SOLE                    81182
COMCAST CORP NEW               CL A             20030N101     4136   245000 SH       SOLE                   245000
COMVERSE TECHNOLOGY INC        COM              205862402     6035   689668 SH       SOLE                   689668
COOPER COS INC                 COM NEW          216648402     1561    52500 SH       SOLE                    52500
EPOCH HOLDING CORP             COM              29428R103      191    21789 SH       SOLE                    21789
GOOGLE INC                     CL A             38259P508     4958    10000 SH       SOLE                    10000
HERCULES OFFSHORE INC          COM              427093109     4248   865250 SH       SOLE                   865250
JOHNSON & JOHNSON              COM              478160104     6272   103000 SH       SOLE                   103000
KADANT INC                     COM              48282T104      497    41013 SH       SOLE                    41013
LIBERTY GLOBAL INC             COM SER A        530555101    29118  1290100 SH       SOLE                  1290100
MCMORAN EXPLORATION CO         COM              582411104     1107   146681 SH       SOLE                   146681
NBTY INC                       COM              628782104       67     1700 SH       SOLE                     1700
NII HLDGS INC                  CL B NEW         62913F201    10641   353995 SH       SOLE                   353995
PDL BIOPHARMA INC              COM              69329Y104      438    55604 SH       SOLE                    55604
PINNACLE ENTMT INC             COM              723456109     5604   550000 SH       SOLE                   550000
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     4621   105000 SH       SOLE                   105000
QUICKSILVER RESOURCES INC      COM              74837R104     2251   158610 SH       SOLE                   158610
SANDRIDGE ENERGY INC           COM              80007P307     2786   215000 SH       SOLE                   215000
SYMANTEC CORP                  COM              871503108     1084    65842 SH       SOLE                    65842
TIME WARNER INC                COM NEW          887317303     4123   143266 SH       SOLE                   143266
TRUE RELIGION APPAREL INC      COM              89784N104     2593   100000 SH       SOLE                   100000